Significant accounting policies (Policies)	3 Months Ended
Mar. 31, 2023
Significant accounting policies
Summary of significant accounting policies

1.4.    Significant accounting policies

During the first quarter of 2023, the Company increased the estimated scrap value of the vessels from $300 per lightweight ton (lwt) to $400 per lwt. This increase is applied prospectively and based on the average of the 15-year average scrap value of steel. During the three months ended March 31, 2023, the increase in the estimated scrap value resulted in a decrease in depreciation expense of $0.1 million. The decrease in depreciation expense resulted in no change to the basic and diluted earnings per share during the three months ended March 31, 2023.  Other than the change in the scrap value in the first quarter of 2023, there have been no other changes in the Company’s significant accounting policies for the three months ended March 31, 2023 as compared to the significant accounting policies described in the Company’s audited consolidated financial statements for the year ended December 31, 2022. The accounting policies used in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2022.